Schedule of Investments September 30, 2021 (unaudited)

Prospector Capital Appreciation Fund

Description	Shares	Value
COMMON STOCKS - 74.1%
Banks - 10.3%
Comerica	7,900	$635,950
First Bancorp	32,550	428,032
First Horizon National	32,650	531,869
KeyCorp	23,950	517,799
Synovus Financial	7,900	346,731
US Bancorp	7,000	416,080
		2,876,461
Consumer Discretionary - 1.0%
Darden Restaurants	1,850	280,220

Consumer Staples - 8.9%
Campbell Soup	2,900	121,249
Church & Dwight	2,550	210,553
Coca-Cola	5,365	281,502
Colgate-Palmolive	2,700	204,066
Hostess Brands *	20,400	354,348
JM Smucker	3,320	398,500
Mondelez International, Class A	7,190	418,314
Nestle	2,260	273,300
Walgreens Boots Alliance	4,780	224,899
		2,486,731
Diversified Financial Services - 1.4%
Federated Hermes, Class B	12,150	394,875

Energy - 4.6%
Hess	7,450	581,919
Pioneer Natural Resources	4,250	707,668
		1,289,587
Healthcare - 6.7%
Abbott Laboratories	3,335	393,964
AstraZeneca - ADR	4,410	264,865
Merck & Co.	9,650	724,811
NuVasive *	4,450	266,332
Pfizer	5,150	221,502
		1,871,474

Industrials - 8.9%
Curtiss-Wright	3,000	378,540
Eaton	5,820	868,984
Pentair	6,950	504,779
Raytheon Technologies	4,150	356,734
Robert Half International	3,750	376,237
		2,485,274
Information Technology - 6.9%
CMC Materials	1,100	135,553
FARO Technologies *	4,150	273,111
Leidos Holdings	3,500	336,455
Microsoft	1,100	310,112
Oracle	5,230	455,690
Paychex	3,600	404,820
		1,915,741
Insurance Brokers - 5.1%
Arthur J. Gallagher & Co.	3,500	520,275
Brown & Brown	16,230	899,954
		1,420,229
Life & Health Insurance - 3.9%
Globe Life	6,840	608,965
Voya Financial	7,700	472,703
		1,081,668
Materials - 4.7%
Agnico Eagle Mines	4,550	235,917
Axalta Coating Systems *	19,500	569,205
Louisiana-Pacific	8,470	519,804
		1,324,926
Property & Casualty Insurance - 3.8%
Berkshire Hathaway, Class B *	1,370	373,928
First American Financial	4,475	300,049
Selective Insurance Group	1,420	107,252
W.R. Berkley	3,800	278,084
		1,059,313
Real Estate - 2.9%
Four Corners Property Trust	11,848	318,237
Howard Hughes *	5,450	478,565
		796,802

Reinsurance - 5.0%
Alleghany *	596	372,148
Everest Re Group	1,550	388,709
RenaissanceRe Holdings	4,549	634,131
		1,394,988
Total Common Stocks
(Cost $14,247,463)		20,678,289

CONVERTIBLE BONDS - 19.2%	Par
Communication Services - 2.4%
Liberty Media
2.125%, 03/31/2048 (a)	$636,300	656,980
Healthcare - 6.0%
BioMarin Pharmaceutical
0.599%, 08/01/2024	723,000	739,764
Ligand Pharmaceuticals
0.750%, 05/15/2023	514,000	514,877
NuVasive
0.375%, 03/15/2025	445,000	428,590
		1,683,231
Industrials - 3.5%
Chart Industries
1.000%, 11/15/2024 (a)	72,000	235,035
Kaman
3.250%, 05/01/2024	724,000	734,316
		969,351
Information Technology - 7.3%
Akamai Technologies
0.125%, 05/01/2025	435,000	527,994
0.375%, 09/01/2027	218,000	238,012
Palo Alto Networks
0.750%, 07/01/2023	362,000	657,899
Vishay Intertechnology
2.250%, 06/15/2025	594,000	611,703
		2,035,608
Total Convertible Bonds
(Cost $4,800,834)		5,345,170

EXCHANGE TRADED FUND - 1.1%	Shares
Aberdeen Standard Physical Platinum Shares Fund *
(Cost $300,609)	3,400	306,680

SHORT-TERM INVESTMENT - 5.7%
First American Treasury Obligations Fund, Class X, 0.013%^
(Cost $1,586,555)	1,586,555	1,586,555

Total Investments - 100.1%
(Cost $20,935,461)		27,916,694
Other Assets and Liabilities, Net - (0.1)%		(31,111)
Total Net Assets - 100.0%		$27,885,583

*	Non-income producing security
(a)	Security purchased within the terms of a private placement memorandum, except from registration under Rule 144A of the Securities Act 0f 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of September 30, 2021, the value of these investments were $892,015 or 3.2% of total net assets.
^	The rate shown is the seven-day yield effective September 30, 2021.

ADR - American Depositary Receipt

The industry classifications included in the Schedule of Investments are in accordance with the Global Industry Classification Standard (GICS ®) was developed by and/or are the exclusive property of MSCI, Inc. (MSCI) and Standard & Poor Financial Services LLC (S&P).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

September 30, 2021, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$20,678,289	$-	$-	$20,678,289
Convertible Bond	-	5,345,170	-	5,345,170
Exchange Traded Fund	306,680	-	-	306,680
Short-Term Investment	1,586,555	-	-	1,586,555
Total Investments	$22,571,524	$5,345,170	$-	$27,916,694

Refer to each Fund's Schedule of Investments for further sector breakout.